Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue	$ 806.0	$ 630.0	$ 1,481.0	$ 1,322.0
Cost of sales	(46.0)	(25.0)	(77.0)	(50.0)
Gross profit	760.0	605.0	1,404.0	1,272.0
Research and development	(626.0)	(248.0)	(963.0)	(466.0)
Selling, general and administrative	(290.0)	(172.0)	(486.0)	(325.0)
Disposal, restructuring and other operating expenses, net	0.0	(2.0)	0.0	(4.0)
Total operating expense	(916.0)	(422.0)	(1,449.0)	(795.0)
Operating income (loss)	(156.0)	183.0	(45.0)	477.0
Income (loss) from equity investments, net	(5.0)	(60.0)	(12.0)	(74.0)
Interest income, net	28.0	6.0	52.0	8.0
Other non-operating income (loss), net	14.0	23.0	13.0	27.0
Income (loss) before income taxes	(119.0)	152.0	8.0	438.0
Income tax benefit (expense)	9.0	(38.0)	(13.0)	(99.0)
Net income (loss)	$ (110.0)	$ 114.0	$ (5.0)	$ 339.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in USD per share)	$ (0.11)	$ 0.11	$ 0.00	$ 0.33
Diluted (in USD per share)	$ (0.11)	$ 0.11	$ 0.00	$ 0.33
Weighted average ordinary shares outstanding
Basic (in shares)	1,025,312,845	1,025,234,000	1,025,273,638	1,025,234,000
Diluted (in shares)	1,025,312,845	1,027,048,150	1,025,273,638	1,026,475,177
External Customers
Revenue	$ 644.0	$ 469.0	$ 1,179.0	$ 993.0
Related Parties
Revenue	$ 162.0	$ 161.0	$ 302.0	$ 329.0